PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,
	2025	2024
Land and buildings	$3,352,882	$3,059,448
Building fixtures, facilities, and furniture	210,166	191,771
Leasehold improvement	22,765	20,773
Landscaping	23,730	21,653
Office Equipment and Fixtures	3,819	3,485
Auto	44,533	40,636
Construction in progress	124,967	74,569
Total Assets	3,782,862	3,412,335
Less accumulated depreciation	(218,347)	(162,649)
Net Assets	$3,564,515	$3,249,686

	December 31,	December 31,
	2024	2023

Land and buildings	$3,059,448	$3,114,032
Building fixtures, facilities, and furniture	191,771	187,826
Leasehold improvement	20,773	21,143
Landscaping	21,653	22,039
Office Equipment and Fixtures	3,485	31,306
Auto	40,636	41,361
Construction in progress	74,569	6,372
Total Assets	3,412,335	3,424,079
Less accumulated depreciation	(162,649)	(116,708)
Net Assets	$3,249,686	$3,307,371